Property, Plant and Equipment, Net (Details) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 2,747,323	¥ 2,163,710	¥ 3,436,716	¥ 3,353,055	¥ 2,510,398
Buildings net book	191,286,310
Building [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Buildings net book	¥ 172,061,901